RJD Green Inc. (A Development Stage Company) Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock, $0.001 Par Value Shares	Common Stock, $0.001 Par Value Amount	Additional Paid-in Capital	Discount on Common Stock	Deficit Accumulated During the Development Stage	Total Stockholders' Equity (Deficit)
Balances at Aug. 31, 2009	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Common Stock Issued for Cash $0.0001 per share, Oct 2009	20,000,000	200	1,800	0	0	2,000
Common Stock issued to founder, April 2010	27,500,000	275	0	(275)	0	0
Common Stock Issued for Cash $0.0001 per share, May 2010	10,000,000	100	900	0	0	1,000
Common Stock Issued for Cash $0.001 per share, August 2010	13,000,000	130	12,870	0	0	13,000
Net loss for the period	0	0	0	0	(7,742)	(7,742)
Balances at Aug. 31, 2010	70,500,000	705	15,570	(275)	(7,742)	8,258
Common stock issued for Cash $0.001 per share, Sept. 2010	5,000,000	50	4,950	0	0	5,000
Net loss for the period	0	0	0	0	(22,305)	(22,305)
Balances at Aug. 31, 2011	75,500,000	755	20,520	(275)	(30,047)	(9,047)
Net loss for the period	0	0	0	0	(9,179)	(9,179)
Balances at Aug. 31, 2012	75,500,000	755	20,520	(275)	(39,226)	(18,226)
Conversion of $25,980 of debt to 175,000,000 shares of restricted stock on March 18, 2013	350,000,000	3,500	22,480	0	0	25,980
Additional paid-in capital contributed May 3, 2013	0	0	13,325	0	0	13,325
Additional paid-in capital contributed August 15, 2013	0	0	3,519	0	0	3,519
Net loss for the period	0	0	0	0	(24,548)	(24,548)
Balances at Aug. 31, 2013	$ 425,500,000	$ 4,255	$ 59,844	$ (275)	$ (63,774)	$ 50